CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK
NOTE 6 - CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.0001.

As of September 30, 2013 and December 31, 2012, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with par value of $0.0001 per share.

As noted earlier, on February 11, 2013, the Company consummated the transactions contemplated by the Merger Agreement that resulted in a reverse merger and a change in control of the Company. The shares of the Company outstanding prior to the closing of the merger are treated as having been issued as of that date, whereas the shares issued in connection with the merger are treated as having been issued since inception for all periods presented.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse merger as if the transaction had taken place as of the beginning of the earliest period presented.

Prior to the merger, USG1 had 6,600,000 shares of common stock issued and outstanding.

During the nine months ended September 30, 2013, the Company received a capital contribution of $6,041.

In February 2013, in connection with the reverse merger transaction, the Company issued an aggregate of 44,169,231 shares of its common stock in exchange for existing shares of Canwealth Delaware.

As of September 30, 2013 and December 31, 2012, there were 50,769,231 and 44,169,231 shares of common stock issued and outstanding, respectively.

NOTE 6 - CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.0001.

As of December 31, 2012 and 2011, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with par value of $0.0001 per share.

As noted earlier in note 2, on February 11, 2013, the Company consummated the transactions contemplated by the Merger Agreement that resulted in a reverse merger and a change in control of the Company. The 6,600,000 shares of the Company outstanding prior to the closing of the merger are treated as having been issued as of February 11, 2013 (subsequent to the date of financial statements), whereas the 44,169,231 shares issued in connection with the merger are treated as having been issued since inception for all periods presented.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse merger as if the transaction had taken place as of the beginning of the earliest period presented.

Prior to the closing of the merger, USG1 had 6,600,000 shares of common stock issued and outstanding which were treated as having been issued as of February 11, 2013.

In February 2013, in connection with the reverse merger transaction, the Company issued an aggregate of 44,169,231 shares of its common stock in exchange for existing shares of Canwealth Delaware, which are treated as having been issued since inception for all periods presented.

As of December 31, 2012 and 2011, there were 44,169,231 shares of common stock issued and outstanding.